Segment And Geographic Information	12 Months Ended
Dec. 28, 2013
Segments, Geographical Areas [Abstract]
Segment And Geographic Information
SEGMENT AND GEOGRAPHIC INFORMATION
Segment Information
In August 2012, the Company announced the realignment of its product divisions into two new business units (or divisions): the Implantable Electronic Systems Division (combining its legacy Cardiac Rhythm Management and Neuromodulation product divisions) and the Cardiovascular and Ablation Technologies Division (combining its legacy Cardiovascular and Atrial Fibrillation product divisions). In addition, the Company centralized certain support functions, including information technology, human resources, legal, business development and certain marketing functions. The organizational changes were part of a comprehensive plan to accelerate its growth, reduce costs and leverage economies of scale. The Company began reporting under the new organizational structure as of the beginning of fiscal year 2013. Prior period amounts in the following tables have been recast to conform to the Company's new reportable segment structure.
The Company's principal products in each business unit are as follows: Implantable Electronic Systems Division (IESD) – tachycardia implantable cardioverter defibrillator systems (ICDs), bradycardia pacemaker systems (pacemakers) and neurostimulation products (spinal cord and deep brain stimulation devices); and Cardiovascular and Ablation Technologies Division (CATD) – vascular products (vascular closure products, pressure measurement guidewires, optical coherence tomography (OCT) imaging products, vascular plugs and other vascular accessories), structural heart products (heart valve replacement and repair products and structural heart defect devices) and AF products (EP introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems).
Net sales of the Company’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments’ operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain expenses managed by the Company’s selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, IPR&D charges, excise tax expense, special charges and centralized support groups' operating expenses are not recorded in the IESD and CATD reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company’s selling and corporate functions, principally including trade receivables, inventory, cash and cash equivalents, certain marketable securities and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented, as it is impracticable to do so.
The following table presents net sales and operating profit by reportable segment (in millions):

	IESD	CATD	Other	Total
Fiscal Year 2013
Net sales	$3,209	$2,292	$—	$5,501
Operating profit	2,138	1,349	(2,436)	1,051
Depreciation and amortization expense	80	89	128	297
Total assets	2,855	3,273	4,120	10,248
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,274	1,326	(2,500)	1,100
Depreciation and amortization expense	73	91	120	284
Total assets	2,320	2,967	3,984	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,240	1,211	(2,336)	1,115
Depreciation and amortization expense	87	84	125	296
Total assets	2,394	3,086	3,638	9,118

Geographic Information

The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer.

Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2013	2012	2011
United States	$2,596	$2,594	$2,648
International
Europe	1,473	1,432	1,559
Japan	567	665	641
Asia Pacific	490	456	416
Other	375	356	348
	2,905	2,909	2,964
	$5,501	$5,503	$5,612

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 28, 2013	December 29, 2012	December 31, 2011
United States	$1,045	$1,036	$1,007
International
Europe	73	82	84
Japan	28	32	31
Asia Pacific	75	82	81
Other	189	193	185
	365	389	381
	$1,410	$1,425	$1,388